Common Stock (Detail) - USD ($)		3 Months Ended	8 Months Ended	12 Months Ended
	May 08, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 20, 2019	Sep. 19, 2019
Class of Stock [Line Items]
Net proceeds				$ 157,946,000	$ 354,402,000	$ 41,155,000
Shares registered and available for issuance			4,200,000	4,200,000			120,000,000	60,000,000
Restricted Stock/Unit Plan and Management Incentive Plan
Class of Stock [Line Items]
Common stock issued (in shares)				77,000
Dividend Reinvestment and Stock Purchase Plan
Class of Stock [Line Items]
Common stock issued (in shares)				147,000
Common stock issuances				$ 12,000,000
Equity Shelf Program
Class of Stock [Line Items]
Maximum value of common stock issuance	$ 300,000,000
Gross proceeds			$ 124,337,247	24,999,876
Less: agent commissions			(1,243,372)	(249,999)
Net proceeds		$ 22,842,417	$ 123,093,875	$ 24,749,877
Number of shares sold (in shares)			1,478,945	331,990
Weighted average price per share (USD per share)		$ 83.05	$ 84.07	$ 75.30
Common stock available for sale under the program			$ 175,662,753	$ 175,662,753
Number of common stock sold through public offering (in shares)		278,000